Combined Prospectus	Feb. 06, 2025 USD ($)
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Debt
Security Class Title	Debt Securities of Bell Canada
Maximum Aggregate Offering Price of Securities Previously Registered	$ 6,000,000,000
Form Type	F-10
File Number	333-279247-01
Initial Effective Date	May 10, 2024
Combined Prospectus Note
(1)
Pursuant to Rule 429 under the Securities Act, the prospectus included in this Registration Statement, to which this exhibit is attached, is a combined prospectus relating to this Registration Statement and to the
Co-Registrants’
Prior Registration Statement, relating to such indeterminate number of debt securities of Bell Canada and guarantees of BCE Inc. of Bell Canada debt securities as shall have an aggregate initial offering price not to exceed US$6,000,000,000, all of which remains unsold under the Prior Registration Statement. No separate registration fee is payable with respect to the amount of such securities, as such amount of securities was previously registered on the Prior Registration Statement.

Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	Guarantees of BCE Inc. of Bell Canada Debt Securities
Maximum Aggregate Offering Price of Securities Previously Registered	$ 0
Form Type	F-10
File Number	333-279247
Initial Effective Date	May 10, 2024
Combined Prospectus Note
(1)
Pursuant to Rule 429 under the Securities Act, the prospectus included in this Registration Statement, to which this exhibit is attached, is a combined prospectus relating to this Registration Statement and to the
Co-Registrants’
Prior Registration Statement, relating to such indeterminate number of debt securities of Bell Canada and guarantees of BCE Inc. of Bell Canada debt securities as shall have an aggregate initial offering price not to exceed US$6,000,000,000, all of which remains unsold under the Prior Registration Statement. No separate registration fee is payable with respect to the amount of such securities, as such amount of securities was previously registered on the Prior Registration Statement.

(2)	Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guar an tees.